GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 3,156,995	$ 2,068,061	$ 1,217,086
Net cash used in operating activities	3,112,605	1,323,385	$ 129,863
Accumulated deficits	13,731,023	$ 11,213,083
Working capital deficit	$ 7,825,925